UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                    Form 13F

              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment  [  ]; Amendment Number:

     This Amendment (Check only one.):
                                                [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baskin Financial Services Inc
Address: 95 St. Clair Ave West, Toronto ON  M4V 1N6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David P. Baskin
Title:    President

Phone:    416-969-9540

Signature, Place, and Date of Signing:

  /s/ David P. Baskin       Toronto, ON         October 27, 2011

  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

        Form 13F Information Table Entry Total:                       30

        Form 13F Information Table Value Total:            121692(X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Baskin Financial Services Inc
                                                             FORM 13F
                                                           September 30, 2011


NAME OF ISSUER                                  TITLE OF CLCUSIP        VALUE (x100SHRS/PRN AMTSH/PRN   O/M INVEST. DIVOTING AU
Abbott Laboratories                             CS               2824100       2259       42275SH           SOLE      None
Archer-Daniels-Midland Co                       CS              39483102       1483       57225SH           SOLE      None
Bank of Montreal                                CS              63671101        480        8180SH           SOLE      None
Bank of Nova Scotia                             CS              64149107       8373      161716SH           SOLE      None
Barrick Gold Corp                               CS              67901108       5511      112367SH           SOLE      None
BCE Inc.                                        CS            05534B760        9063      230666SH           SOLE      None
Brookfield Asset Management                     CS             112585104       7153      247046SH           SOLE      None
Brookfield Infra. Partners LP                   CS            G16252101        4791      188415SH           SOLE      None
Cameco Corp.                                    CS            13321L108        3334      178188SH           SOLE      None
Canadian Natural Resources                      CS             136385101       4979      161981SH           SOLE      None
Canadian Pacific Railway                        CS            13645T100        3259       64510SH           SOLE      None
Cisco Systems                                   CS            17275R102        1453       89975SH           SOLE      None
Kraft Foods Inc. Cls. A                         CS            50075N104        1770       50500SH           SOLE      None
Manulife Financial Corp.                        CS            56501R106        2442      204824SH           SOLE      None
Methanex Corp.                                  CS            59151K108        3091      141990SH           SOLE      None
Microsoft Corp.                                 CS             594918104       3388      130520SH           SOLE      None
Molson Coors Brewing Cls. B                     CS            60871R209        2081       50200SH           SOLE      None
Potash Corp. Sask                               CS            73755L107        5631      123844SH           SOLE      None
Progressive Waste Solutions                     CS            74339G101        4837      224251SH           SOLE      None
Rogers Communications Inc. Cls B                CS             775109200       6146      171408SH           SOLE      None
Royal Bank of Canada                            CS             780087102       5485      114240SH           SOLE      None
SABESP Corp. (Brazil)                           CS            20441A102        1559       32350SH           SOLE      None
Suncor Energy                                   CS            867224107        4821      180352SH           SOLE      None
Talisman Energy                                 CS            87425E103        2705      210216SH           SOLE      None
Teck Resources Limited                          CS            878742204        3251      105152SH           SOLE      None
Telus Corp.                                     CS            87971M202        5952      115914SH           SOLE      None
Teva Pharmaceuticals                            CS            881624209        1466       37760SH           SOLE      None
Tim Hortons                                     CS            88706M103        6161      126724SH           SOLE      None
Toronto Dominion Bank                           CS            891160509         995       13333SH           SOLE      None
TransCanada Corp.                               CS            89353D107        7773      182827SH           SOLE      None


